                         [LOGO] THE LEGENDS FUND, INC.

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2001

                             THE LEGENDS FUND, INC.

                               SEMI-ANNUAL REPORT

                                DECEMBER 31, 2001


                                    Contents

President's Letter                                                     1
Financial Statements, Financial Highlights, and Schedules of
    Investments:
       Harris Bretall Sullivan & Smith Equity Growth Portfolio         2
       Third Avenue Value Portfolio                                    6
       Gabelli Large Cap Value Portfolio                              10
       Baron Small Cap Portfolio                                      14
Notes to Financial Statements                                         18

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR FUND SHARES, IS A BANK AND FUND SHARES ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

                                                          THE LEGENDS FUND, INC.

February 15, 2002

We are pleased to present the 2001 Semi-Annual Report for The Legends Fund, Inc. (the "Fund"). Thanks to all of our current investors and we extend a special welcome to all new investors who have joined us during the period.

Total returns for each of the Fund's portfolios and their respective benchmarks for the six months and year ended December 31, 2001, respectively, are listed below:

                                                    SIX MONTHS
                                                      ENDED                 YEAR ENDED
                                                    DECEMBER 31,           DECEMBER 31,
                    PORTFOLIO                          2001                    2001
-------------------------------------------------------------------------------------------
Harris Bretall Sullivan & Smith Equity Growth        (12.01%)                (27.94%)
      BENCHMARK RETURN - S&P 500                      (6.23%)                (11.89%)
Third Avenue Value                                    (0.66%)                  15.22%
      BENCHMARK RETURN - S&P 500                      (6.23%)                (11.89%)
Gabelli Large Cap Value                              (12.25%)                (14.64%)
      BENCHMARK RETURN - S&P 500                      (6.23%)                (11.89%)
Baron Small Cap                                       (2.29%)                   6.60%
      BENCHMARK RETURN - RUSSELL 2000                 (4.71%)                   2.60%

Included in this Semi-Annual Report is detailed information of the investment holdings of each portfolio as of December 31, 2001, as well as other financial information.

The investment disciplines available within the Fund span a broad spectrum, providing you with the choices and flexibility to plan for the long-term. The Fund exists for the sole purpose of helping to provide you with valuable tools for meeting your investment objectives.

If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,

/s/ Edward J. Haines

Edward J. Haines
President
The Legends Fund, Inc.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                 Statement of Assets and Liabilities (Unaudited)

                                December 31, 2001

ASSETS
   Investments in securities, at value (cost $26,430,628) - See accompanying schedule    $ 27,408,950
   Dividends and interest receivable                                                           13,487
   Due from management company                                                                    561
                                                                                         ------------
     Total assets                                                                          27,422,998

LIABILITIES
   Accrued expenses                                                                           110,656
   Redemptions payable                                                                         47,105
                                                                                         ------------
     Total liabilities                                                                        157,761
                                                                                         ------------
NET ASSETS                                                                               $ 27,265,237
                                                                                         ============
Net Assets consist of:
   Paid-in capital                                                                       $ 29,982,360
   Accumulated net realized loss on investments                                            (3,695,445)
   Net unrealized appreciation on investments                                                 978,322
                                                                                         ------------
NET ASSETS, for 2,184,674 shares outstanding                                             $ 27,265,237
                                                                                         ============
NET ASSET VALUE, offering and redemption price per share                                 $      12.48
                                                                                         ============

                             Statement of Operations

                 Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends                                                                             $    107,312
   Interest                                                                                     6,511
                                                                                         ------------
     Total investment income                                                                  113,823

EXPENSES
   Investment advisory and management fees                                                     88,977
   Custody and accounting fees                                                                 36,960
   Professional fees                                                                           16,146
   Directors' fees and expenses                                                                 8,898
   Taxes and filing fees                                                                        3,498
   Other expenses                                                                               4,723
                                                                                         ------------
     Total expenses                                                                           159,202
     Less: expense reimbursement                                                               (2,308)
                                                                                         ------------
     Total net expenses                                                                       156,894
                                                                                         ------------
Net investment loss                                                                           (43,071)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                                        (3,657,860)
   Net unrealized depreciation during the period on investments                              (228,856)
                                                                                         ------------
Net realized and unrealized loss on investments                                            (3,886,716)
                                                                                         ------------
Net decrease in net assets resulting from operations                                     $ (3,929,787)
                                                                                         ============

SEE ACCOMPANYING NOTES.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                       Statements of Changes in Net Assets

                                                                   SIX MONTHS
                                                                     ENDED
                                                                   DECEMBER 31,
                                                                      2001         YEAR ENDED
                                                                   (UNAUDITED)    JUNE 30, 2001
                                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment loss                                            $    (43,071)   $   (201,604)
   Net realized gain (loss) on investments                          (3,657,860)      2,554,047
   Net unrealized depreciation during the period on investments       (228,856)    (23,770,625)
                                                                  ------------    ------------
     Net decrease in net assets resulting from operations           (3,929,787)    (21,418,182)

Distributions to shareholders from:
   Net realized gain                                                (2,554,047)     (9,009,264)
                                                                  ------------    ------------
     Total distributions to shareholders                            (2,554,047)     (9,009,264)

Capital share transactions:
   Proceeds from sales of shares                                     1,850,230       8,211,106
   Proceeds from reinvested distributions                            2,554,047       9,009,264
   Cost of shares redeemed                                          (2,663,190)    (11,664,416)
                                                                  ------------    ------------
     Net increase in net assets resulting
        from capital share transactions                              1,741,087       5,555,954
                                                                  ------------    ------------

Total decrease in net assets                                        (4,742,747)    (24,871,492)

NET ASSETS
Beginning of period                                                 32,007,984      56,879,476
                                                                  ------------    ------------
End of period                                                     $ 27,265,237    $ 32,007,984
                                                                  ============    ============
OTHER INFORMATION
Shares:
   Sold                                                                142,748         381,595
   Issued through reinvestment of distributions                        239,965         353,565
   Redeemed                                                           (207,697)       (606,099)
                                                                  ------------    ------------
     Net increase                                                      175,016         129,061
                                                                  ============    ============

SEE ACCOMPANYING NOTES.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                              Financial Highlights

                                             SIX MONTHS
                                                ENDED
                                            DECEMBER 31,                            YEAR ENDED JUNE 30,
                                                2001         ------------------------------------------------------------------
                                             (UNAUDITED)        2001       2000 (b)       1999         1998         1997
                                           ----------------  ------------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning                  $  15.93        $  30.25     $  26.00     $  21.11     $  17.53     $  14.49
    of period
 Income (loss) from investment operations:
    Net investment income (loss)                (0.01)          (0.10)       (0.05)       (0.06)          - (a)      0.02
    Net realized and unrealized
      gain (loss) on investments                (2.13)          (9.42)        4.83         7.17         4.90         4.13
                                           ----------------  ------------------------------------------------------------------
    Total from investment operations            (2.14)          (9.52)        4.78         7.11         4.90         4.15
 Less distributions:
    From net investment income                    -               -            -            -          (0.02)           - (a)
    From net realized gain                      (1.31)          (4.80)       (0.53)       (2.22)       (1.30)       (1.11)
                                           ----------------  ------------------------------------------------------------------
    Total distributions                         (1.31)          (4.80)       (0.53)       (2.22)       (1.32)       (1.11)
                                           ----------------  ------------------------------------------------------------------
 Net asset value, end of period              $  12.48        $  15.93     $  30.25     $  26.00     $  21.11     $  17.53
                                           ================  ==================================================================
 TOTAL RETURN                                  (12.01%)(c)     (37.42%)      18.89%       35.19%       29.11%       30.23%
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
   (in thousands)                            $ 27,265        $ 32,008     $ 56,879     $ 55,428     $ 37,662     $ 28,815
 Ratio of expenses to average
    net assets                                   1.15% (d)       1.07%        1.01%        0.96%        0.95%        1.03%
 Ratio of expenses to average net
    asset before voluntary
    expense reimbursement                        1.16% (d)       1.07%        1.01%        0.96%        0.95%        1.03%
 Ratio of net investment income (loss)
    to average net assets                       (0.32%)(d)      (0.45%)      (0.39%)      (0.29%)      (0.01%)       0.14%
 Ratio of net investment income (loss)
    to average net assets before

    voluntary expense reimbursement             (0.33%)(d)      (0.45%)      (0.39%)      (0.29%)      (0.01%)       0.14%
 Portfolio turnover rate                           16% (c)         47%          40%          27%          57%          46%

(a)  Less than $0.01 per share.
(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.
(c)  Not annualized.
(d)  Annualized.

SEE ACCOMPANYING NOTES.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                             Schedule of Investments

                         December 31, 2001 (Unaudited)

                                                         NUMBER OF
 COMMON STOCKS (93.9%)                                    SHARES              VALUE
                                                       --------------     --------------
 BASIC CHEMICAL, PLASTICS & SYNTHETICS (15.5%)
    American Home Products Corporation                         10,000     $      613,600
    Bristol Meyers Squibb Company                               8,000            408,000
    Genentech, Inc. (a)                                        16,200            878,850
    Pfizer, Inc.                                               29,000          1,155,650
    Pharmacia Corporation                                      14,000            597,100
    Schering-Plough Corporation (a)                            16,400            587,284
                                                                          --------------
                                                                               4,240,484
 BUSINESS SERVICES (10.3%)
    Microsoft Corporation (a)                                  14,000            927,570
    Omnicom Group, Inc.                                         7,000            625,450
    Oracle Corporation (a)                                     32,000            442,080
    Siebel Systems, Inc. (a)                                   16,800            470,230
    Sun Microsystems, Inc. (a)                                 30,000            369,150
                                                                          --------------
                                                                               2,834,480
 CABLE & OTHER TELEVISION SERVICES (4.1%)
    AOL Time Warner, Inc. (a)                                  15,900            510,390
    Viacom, Inc. (a)                                           14,000            618,100
                                                                          --------------
                                                                               1,128,490
 DEPOSITORY INSTITUTIONS (7.5%)
    Citigroup, Inc.                                            16,333            824,490
    State Street Corporation                                   13,000            679,250
    Wells Fargo & Co.                                          12,600            547,470
                                                                          --------------
                                                                               2,051,210
 ELECTRICAL & ELECTRONIC MACHINERY (14.7%)
    Broadcom Corporation (a)                                   19,100            780,713
    General Electric Company                                   32,900          1,318,631
    Intel Corporation                                          45,700          1,437,037
    Texas Instruments, Inc.                                    17,300            484,400
                                                                          --------------
                                                                               4,020,781
 FABRICATED METAL PRODUCTS (2.5%)
    Illinois Tool Works, Inc.                                  10,000            677,200

 GENERAL MERCHANDISE STORES (2.1%)
    Wal-Mart Stores, Inc.                                      10,000            575,500

 INDUSTRIAL MACHINERY AND EQUIPMENT (11.8%)
    Applied Materials, Inc. (a)                                14,000            561,470
    Cisco System, Inc.  (a)                                    66,400          1,202,836
    E M C Corporation (a)                                      33,500            450,240
    Minnesota Mining & Manufacturing Company                    4,500            531,945
    Novellus Systems, Inc. (a)                                 12,700            501,333
                                                                          --------------
                                                                               3,247,824

 INSTRUMENTS AND RELATED PRODUCTS (1.8%)
    JDS Uniphase Corporation  (a)                              57,500            498,813

 INSURANCE AGENTS BROKERS & SERVICES (3.1%)
    Marsh & McLennan Companies, Inc.                            8,000            859,600

 INSURANCE CARRIERS (2.7%)
    American International Group, Inc.                          9,224            732,386

 MOTION PICTURES (1.7%)
    Walt Disney Company (a)                                    23,000            476,560

 MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.9%)
    United Parcel Services, Inc.                                9,500            517,750

 PETROLEUM & COAL PRODUCTS (1.4%)
    Exxon Mobil Corporation                                    10,000            393,000

 RETAIL-BUILDING MATERIALS HARDWARE (2.7%)
    The Home Depot, Inc.                                       14,500            739,645

 RETAIL-MISCELLANEOUS (2.1%)
    Costco Wholesale, Inc. (a)                                 13,000            577,070

 SECURITY & COMMODITY BROKERS (5.4%)
    Charles Schwab & Co. (a)                                   35,600            550,732
    Goldman Sachs Group, Inc.                                   9,900            918,225
                                                                          --------------
                                                                               1,468,957

 WHOLESALE TRADE - DURABLE GOODS (2.6%)
    Johnson & Johnson                                          12,000            709,200
                                                                          --------------
 TOTAL COMMON STOCKS (COST $24,770,628)                                       25,748,950

                                                         Principal
 SHORT-TERM SECURITIES (6.1%)                             Amount
                                                       --------------
 REPURCHASE AGREEMENT (6.1%)
    State Street Bank, 0.65%, due 01/02/2002
    (Collateralized by U.S. Treasury Bill, 9.00%,
    due 11/15/2018, value $1,698,013)                  $    1,660,000          1,660,000
                                                                          --------------
 TOTAL SHORT-TERM SECURITIES (COST $1,660,000)                                 1,660,000
                                                                          --------------
 TOTAL INVESTMENTS (100.0%) (COST $26,430,628)                            $   27,408,950
                                                                          ==============

OTHER INFORMATION:

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 2001, aggregated $2,836,440 and $4,314,599, respectively. At December 31, 2001, net unrealized appreciation for tax purposes aggregated $978,322, of which $6,459,562 related to appreci-ated investments and $5,481,240 related to depreciated investments. The aggre-gate cost of securities was $26,430,628 for tax purposes.

SEE ACCOMPANYING NOTES.

(a)  Non-income producing.

                          Third Avenue Value Portfolio

                 Statement of Assets and Liabilities (Unaudited)

                                December 31, 2001

ASSETS
   Investments in securities, at value (cost $34,922,304) - See accompanying schedule   $ 37,318,199
   Repurchase agreements                                                                   5,652,307
   Dividends and interest receivable                                                          92,433
   Receivable for capital shares sold                                                         17,669
   Due from management company                                                                 8,081
                                                                                        ------------
     Total assets                                                                         43,088,689

LIABILITIES

   Accrued expenses                                                                          131,218
   Redemptions payable                                                                        53,354
                                                                                        ------------
     Total liabilities                                                                       184,572
                                                                                        ------------

NET ASSETS                                                                              $ 42,904,117
                                                                                        ============

Net Assets consist of:
   Paid-in capital                                                                      $ 40,694,482
   Undistributed net investment income                                                        58,447
   Accumulated net realized loss on investments                                             (244,707)
   Net unrealized appreciation on investments                                              2,395,895
                                                                                        ------------

NET ASSETS, for 2,592,022 shares outstanding                                            $ 42,904,117
                                                                                        ============

NET ASSET VALUE, offering and redemption price per share                                $      16.55
                                                                                        ============

                             Statement of Operations

                 Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends (net of foreign tax withheld of $1,988)                              $   215,088
   Interest                                                                            47,543
   Other income                                                                         5,450
                                                                                  -----------
     Total investment income                                                          268,081

EXPENSES
   Investment advisory and management fees                                            122,884
   Custody and accounting fees                                                         51,044
   Professional fees                                                                   16,428
   Directors' fees and expenses                                                         8,898
   Taxes and filing fees                                                                5,656
   Other expenses                                                                       4,724
                                                                                  -----------
     Total expenses                                                                   209,634
                                                                                  -----------
Net investment income                                                                  58,447

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on:
     Investments                                                                    1,749,184
     Foreign currency transactions                                                     (1,551)
                                                                                  -----------
        Net realized gain                                                           1,747,633

   Net unrealized depreciation during the period on investments                    (1,771,301)
                                                                                  -----------
Net realized and unrealized loss on investments                                       (23,668)
                                                                                  -----------

Net increase in net assets resulting from operations                              $    34,779
                                                                                  ===========

SEE ACCOMPANYING NOTES.

                          Third Avenue Value Portfolio

                       Statements of Changes in Net Assets

                                                                  SIX MONTHS
                                                                    ENDED
                                                                 DECEMBER 31,
                                                                     2001         YEAR ENDED
                                                                 (UNAUDITED)    JUNE 30, 2001
                                                               -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                       $     58,447    $    283,771
   Net realized gain (loss) on investments                        1,747,633        (858,057)
   Net unrealized appreciation (depreciation) during
     the period on investments                                   (1,771,301)      7,765,101
                                                               -------------   ------------
     Net increase in net assets resulting from operations            34,779       7,190,815

Distributions to shareholders from:
   Net investment income                                           (283,204)       (575,556)
   Net realized gain                                                      -      (1,768,520)
                                                               -------------   ------------
     Total distributions to shareholders                           (283,204)     (2,344,076)

Capital share transactions:
   Proceeds from sales of shares                                 13,859,823      13,924,632
   Proceeds from reinvested distributions                           283,204       2,344,076
   Cost of shares redeemed                                       (6,056,079)     (7,043,742)
                                                               -------------   ------------
     Net increase in net assets resulting
        from capital share transactions                           8,086,948       9,224,966
                                                               -------------   ------------

Total increase in net assets                                      7,838,523      14,071,705

NET ASSETS
Beginning of period                                              35,065,594      20,993,889
                                                               -------------   ------------

End of period (including undistributed net investment income
   of $58,447 and $283,204, respectively)                      $ 42,904,117    $ 35,065,594
                                                               =============   ============

OTHER INFORMATION
Shares:
   Sold                                                             873,741         889,289
   Issued through reinvestment of distributions                      18,965         183,379
   Redeemed                                                        (388,642)       (487,635)
                                                               -------------   ------------
     Net increase                                                   504,064         585,033
                                                               =============   ============

SEE ACCOMPANYING NOTES.

                          Third Avenue Value Portfolio

                              Financial Highlights

                                             SIX MONTHS
                                                ENDED
                                            DECEMBER 31,                            YEAR ENDED JUNE 30,
                                                2001         ------------------------------------------------------------------
                                             (UNAUDITED)        2001 (a)     2000 (b)       1999         1998         1997
                                           ----------------  ------------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
    of period                                $  16.79         $  13.97      $  22.06      $  21.02    $  20.63     $  16.17
 Income (loss) from investment operations:
    Net investment income                        0.01             0.15          0.39          0.33        0.26         0.26
    Net realized and unrealized
      gain (loss) on investments                (0.13)            4.31         (5.12)         3.22        4.08         5.04
                                           ----------------  ------------------------------------------------------------------
    Total from investment operations            (0.12)            4.46         (4.73)         3.55        4.34         5.30

 Less distributions:
    From net investment income                  (0.12)           (0.40)        (0.33)        (0.28)      (0.26)       (0.19)
    From net realized gain                       -               (1.24)        (3.03)        (2.23)      (3.69)       (0.65)
                                           ----------------  ------------------------------------------------------------------
    Total distributions                         (0.12)           (1.64)        (3.36)        (2.51)      (3.95)       (0.84)
                                           ----------------  ------------------------------------------------------------------
 Net asset value, end of period              $  16.55         $  16.79      $  13.97      $  22.06    $  21.02     $  20.63
                                           ================  ==================================================================
 TOTAL RETURN                                   (0.66%)(c)       35.66%       (23.88%)       18.09%      23.36%       33.78%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
    (in thousands)                           $ 42,904         $ 35,066      $ 20,994      $ 50,169    $ 46,436     $ 30,930
 Ratio of expenses to average
    net assets                                   1.11% (d)        1.15%         1.08%         0.96%       0.94%        1.05%
 Ratio of expenses to average net
    asset before voluntary
    expense reimbursement                        1.11% (d)        1.21%         1.08%         0.96%       0.94%        1.05%
 Ratio of net investment income
    to average net assets                        0.31% (d)        1.15%         1.80%         1.56%       1.58%        1.62%
 Ratio of net investment income
    to average net assets before
    voluntary expense reimbursement              0.31% (d)        1.09%         1.80%         1.56%       1.58%        1.62%

 Portfolio turnover rate                           31% (c)         128%           42%           50%         57%          88%

(a) Effective November 1, 2000, EQSF Advisers, Inc. replaced Scudder Kemper Investments, Inc. as sub-adviser for the Portfolio.

(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

(c)  Not annualized.

(d)  Annualized.


SEE ACCOMPANYING NOTES.

                          Third Avenue Value Portfolio

                             Schedule of Investments

                          December 31, 2001 (Unaudited)

                                                        NUMBER OF
COMMON STOCKS (79.8%)                                     SHARES              VALUE
                                                     ----------------     --------------
 ELECTRICAL & ELECTRONIC MACHINERY (14.6%)

    American Power Conversion Corporation (a)                  75,000     $    1,086,375
    AVX Corporation                                            85,000          2,005,150
    Bel Fuse, Inc.                                              5,000            126,350
    Brooks Automation, Inc. (a)                                20,000            810,900
    FSI International, Inc. (a)                               100,000            930,500
    Kemet Corporation (a)                                      74,300          1,318,825
                                                                          --------------
                                                                               6,278,100

 HOLDING & OTHER INVESTMENT OFFICES (13.5%)
    Brascan Corporation (a)                                    65,100          1,175,705
    Capital Southwest Corporation                               9,500            632,653
    Hutchison Whampoa Limited (a)                             150,000          1,452,435
    Investor AB (a)                                           157,500          1,718,264
    Koger Equity, Inc.                                         40,000            652,000
    Prime Group Realty Trust                                   20,000            184,600
                                                                          --------------
                                                                               5,815,657
 INDUSTRIAL MACHINERY & EQUIPMENT (8.5%)
    Applied Materials, Inc. (a)                                 5,000            200,525
    Cummins Engine, Inc.                                       20,000            770,800
    Electro Scientific Industry, Inc. (a)                      47,800          1,437,824
    Electroglas, Inc. (a)                                      85,000          1,256,725
                                                                          --------------
                                                                               3,665,874
 INSTRUMENTS & RELATED PRODUCTS (3.1%)
    Credence Systems Corporation (a)                           60,900          1,131,218
    CyberOptics Corporation (a)                                15,000            196,725
                                                                          --------------
                                                                               1,327,943

 INSURANCE CARRIERS (17.6%)
    AIOI Insurance Company Limited (a)                        189,000            310,309
    Arch Capital Group Limited (a)                             50,000          1,278,500
    First American Corporation                                 10,000            187,400
    Mony Group, Inc.                                           53,200          1,839,124
    Phoenix Companies Inc. (a)                                 30,000            555,000
    Radian Group, Inc. (a)                                     33,000          1,417,350
    Tokio Marine & Fire Insurance Limited                      48,500          1,774,615
    Trenwick Group Limited (a)                                 18,500            188,145
                                                                          --------------
                                                                               7,550,443

 OIL & GAS EXTRACTION (2.0%)
    Nabors Industries, Inc. (a)                                25,000            858,250

 RAILROAD TRANSPORTATION (0.9%)
    CSX Corporation                                            10,600            371,530

 REAL ESTATE (7.0%)
    Catellus Development Corporation (a)                       38,300            704,720
    Forest City Enterprises, Inc. (a)                          28,500          1,102,950
    Security Capital Group, Inc. (a)                           25,000            634,250
    The St. Joe Company                                        21,100            585,525
                                                                          --------------
                                                                               3,027,445

 RETAIL-AUTOMOTIVE DEALERS & GAS STATIONS (3.4%)
     Toyota Industries (a)                                    100,000          1,458,572

 SECURITY & COMMODITY BROKERS (5.0%)
     Legg Mason, Inc.                                          37,500          1,874,250
     Southwest Securities Group, Inc.                          10,000            254,500
                                                                          --------------
                                                                               2,128,750

 STONE CLAY & GLASS PRODUCT (0.3%)
     USG Corporation (a)                                       24,500            140,140

 TRANSPORTATION EQUIPMENT (3.9%)
     Trinity Industries, Inc.                                  61,000          1,657,370
                                                                          --------------

 TOTAL COMMON STOCKS (COST $32,116,679)                                       34,280,074

                                                         PRINCIPAL
 CORPORATE BONDS (7.0%)                                    AMOUNT
                                                        ------------
 ELECTRIC COMPANIES & SANITARY SERVICES (1.2%)
     Pacific Gas & Electric Company, 7.88%,
     due 03/01/2002                                     $     500,000            495,000


 STONE CLAY & GLASS PRODUCT (5.8%)
     USG Corporation, Senior Notes, Series B,
     9.25%, due 09/15/2001                                  1,250,000            978,125
     USG Corporation, Senior Notes,
     8.50%, due 08/01/2005                                  2,000,000          1,565,000
                                                                          --------------
                                                                               2,543,125

 TOTAL CORPORATE BONDS (COST $2,805,625)                                       3,038,125

 SHORT-TERM SECURITIES (13.2%)
 REPURCHASE AGREEMENT (13.2%)
     State Street Bank, 0.65%, due 01/02/2002
     (Collateralized by U.S. Treasury Bill, 6.88%,
     due 08/15/2025, value $5,768,577)                      5,652,307          5,652,307
                                                                          --------------

 TOTAL SHORT-TERM SECURITIES (COST $5,652,307)                                 5,652,307
                                                                          --------------

 TOTAL INVESTMENTS (100.0%) (COST $40,574,611)                            $   42,970,506
                                                                          ==============

OTHER INFORMATION:

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 2001, aggregated $10,343,550 and $5,199,573, respectively. At December 31, 2001, net unrealized appreciation for tax purposes aggregated $2,395,895, of which $4,198,902 related to appreciated investments and $1,803,007 related to depreciated investments. The aggregate cost of securities was $40,574,611 for tax purposes.

SEE ACCOMPANYING NOTES.

(a)  Non-income producing.

                        Gabelli Large Cap Value Portfolio

                       Statement of Assets and Liabilities

                          December 31, 2001 (Unaudited)

ASSETS
   Investments in securities, at value (cost $16,275,323) - See accompanying schedule   $ 14,453,599
   Receivable for investments sold                                                           197,091
   Due from management company                                                                23,330
   Dividends and interest receivable                                                          11,378
   Receivable for capital shares sold                                                          2,109
                                                                                        ------------
     Total assets                                                                         14,687,507

LIABILITIES

   Payable for investments purchased                                                         371,120
   Accrued expenses                                                                           77,746
   Redemptions payable                                                                         8,264
                                                                                        ------------
     Total liabilities                                                                       457,130
                                                                                        ------------

NET ASSETS                                                                              $ 14,230,377
                                                                                        ============

Net Assets consist of:
   Paid-in capital                                                                      $ 17,446,252
   Undistributed net investment income                                                        49,421
   Accumulated net realized loss on investments                                           (1,443,572)
   Net unrealized depreciation on investments                                             (1,821,724)
                                                                                        ------------

NET ASSETS, for 1,981,358 shares outstanding                                            $ 14,230,377
                                                                                        ============

NET ASSET VALUE, offering and redemption price per share                                $       7.18
                                                                                        ============

                             Statement of Operations

                 Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends                                            $    87,286
   Amortization of discount/premium                          15,053
   Interest                                                   1,522
                                                        -----------
     Total investment income                                103,861
                                                        -----------

EXPENSES
   Investment advisory and management fees                   64,978
   Custody and accounting fees                               19,493
   Professional fees                                         15,754
   Directors' fees and expenses                               8,898
   Taxes and filing fees                                      3,498
   Other expenses                                             4,723
                                                        -----------
     Total expenses                                         117,344
     Less:  expense reimbursement                           (16,268)
                                                        -----------
     Total net expenses                                     101,076
                                                        -----------
Net investment income                                         2,785

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
        Net realized loss on investments                 (1,325,165)
        Net unrealized depreciation during the period      (662,303)
                                                        -----------
Net realized and unrealized loss on investments          (1,987,468)
                                                        -----------

Net decrease in net assets resulting from operations    $(1,984,683)
                                                        ===========

SEE ACCOMPANYING NOTES.

                        Gabelli Large Cap Value Portfolio

                       Statements of Changes in Net Assets

                                                                    SIX MONTHS
                                                                       ENDED
                                                                    DECEMBER 31,
                                                                       2001         YEAR ENDED
                                                                    (UNAUDITED)    JUNE 30, 2001
                                                                  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                          $      2,785    $     46,636
   Net realized gain (loss) on investments                          (1,325,165)        523,764
   Net unrealized depreciation during the period on investments       (662,303)     (1,543,505)
                                                                  --------------  --------------
     Net decrease in net assets resulting from operations           (1,984,683)       (973,105)

Distributions to shareholders from:
   Net investment income                                                     -        (342,115)
   Net realized gain                                                  (443,693)     (1,387,958)
                                                                  --------------  --------------
     Total distributions to shareholders                              (443,693)     (1,730,073)

Capital share transactions:
   Proceeds from sales of shares                                     3,679,285       8,425,353
   Proceeds from reinvested distributions                              443,693       1,730,073
   Cost of shares redeemed                                          (3,480,771)     (5,711,313)
                                                                  --------------  --------------
     Net increase in net assets resulting
        from capital share transactions                                642,207       4,444,113
                                                                  --------------  --------------
Total increase (decrease) in net assets                             (1,786,169)      1,740,935

NET ASSETS
Beginning of period                                                 16,016,546      14,275,611
                                                                  --------------  --------------

End of period (including undistributed net investment
   income of $49,421 and $46,636, respectively)                   $ 14,230,377    $ 16,016,546
                                                                  ==============  ==============

OTHER INFORMATION
Shares:
   Sold                                                                499,708         944,310
   Issued through reinvestment of distributions                         65,537         183,727
   Redeemed                                                           (476,387)       (595,920)
                                                                  --------------  --------------
     Net increase                                                       88,858         532,117
                                                                  ==============  ==============

SEE ACCOMPANYING NOTES.

                        Gabelli Large Cap Value Portfolio

                              Financial Highlights

                                             SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                            YEAR ENDED JUNE 30,
                                                2001         ------------------------------------------------------------------
                                             (UNAUDITED)        2001 (a)     2000 (b)       1999         1998         1997
                                           ----------------  ------------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
    of period                                $   8.46         $  10.49      $  13.99     $  17.56     $  14.63     $  14.11
 Income (loss) from investment operations:
    Net investment income                         -    (c)        0.06          0.28         0.21         0.14         0.19
    Net realized and unrealized
      gain (loss) on investments                (1.05)           (0.61)        (0.49)       (1.04)        2.97         2.20
                                           ----------------  ------------------------------------------------------------------
    Total from investment operations            (1.05)           (0.55)        (0.21)       (0.83)        3.11         2.39
 Less distributions:
    From net investment income
                                                  -              (0.29)        (0.21)       (0.16)       (0.18)       (0.22)
    From net realized gain                      (0.23)           (1.19)        (3.08)       (2.58)          -         (1.65)
                                           ----------------  ------------------------------------------------------------------
    Total distributions                         (0.23)           (1.48)        (3.29)       (2.74)       (0.18)       (1.87)
                                           ----------------  ------------------------------------------------------------------
 Net asset value, end of period              $   7.18         $   8.46      $  10.49     $  13.99     $  17.56     $  14.63
                                           ================  ==================================================================
 TOTAL RETURN                                  (12.25%)(d)       (6.58%)       (0.52%)      (3.73%)      21.38%       18.63%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
    (in thousands)                           $ 14,230         $ 16,017      $ 14,276     $ 31,010     $ 47,450     $ 42,848
 Ratio of expenses to average
    net assets                                   1.40% (e)        1.40%         1.41%        1.23%        1.18%        1.28%
 Ratio of expenses to average net
    assets before voluntary
    expense reimbursement                        1.63% (e)        1.66%         1.41%        1.23%        1.18%        1.28%
 Ratio of net investment income
    to average net assets                        0.04% (e)        0.35%         1.73%        1.13%        0.80%        1.29%
 Ratio of net investment income (loss)
    to average net assets before
   voluntary expense reimbursement              (0.19%)(e)        0.09%         1.73%        1.13%        0.80%        1.29%
 Portfolio turnover rate                           22% (d)         139%          207%         109%          65%          89%

(a) Effective November 1, 2000, Gabelli Asset Management Company replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio.
(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.
(c)  Less than $0.01 per share.
(d)  Not annualized.
(e)  Annualized.

SEE ACCOMPANYING NOTES.

                        Gabelli Large Cap Value Portfolio

                             Schedule of Investments

                          December 31, 2001 (Unaudited)

                                                        NUMBER OF
 COMMON STOCKS (87.6%)                                    SHARES              VALUE
                                                       -------------      --------------
 AIRCRAFT PARTS & EQUIPMENT (2.1%)
    Honeywell International, Inc.                               9,000     $      304,380

 BASIC CHEMICAL, PLASTICS & SYNTHETICS (7.8%)
    American Home Products Corporation                         13,200            809,952
    Schering-Plough Corporation                                 9,000            322,290
                                                                          --------------
                                                                               1,132,242
 BUSINESS SERVICES (6.6%)
    Cendant Corporation (a)                                    48,500            951,085

 CABLE & OTHER TELEVISION SERVICES (4.4%)
    AOL Time Warner, Inc.                                       6,300            202,230
    Cablevision NY Group                                        9,000            427,050
                                                                          --------------
                                                                                 629,280
 COMMUNICATIONS (17.7%)
    AT&T Wireless Group                                        20,800            298,896
    Alltel Corporation                                          1,900            117,287
    Bellsouth Corporation                                       4,100            156,415
    Nextel Communications, Inc. (a)                            25,000            273,875
    Qwest Communications International, Inc.                   16,312            230,489
    SBC Communications, Inc.                                    3,400            133,178
    Sprint Corporation                                         31,000            622,480
    Telephone & Data Systems, Inc.                                800             71,800
    Verizon Communications                                      5,700            270,522
    Worldcom, Inc.                                             27,400            385,929
                                                                          --------------
                                                                               2,560,871
 ELECTRIC GAS & SANITARY SERVICES (7.1%)
    EOG Resources, Inc.                                         5,900            230,749
    El Paso Corporation                                         8,000            356,880
    Kinder Morgan, Inc.                                         3,000            167,070
    Williams Companies, Inc.                                   11,000            280,720
                                                                          --------------
                                                                               1,035,419
 ELECTRICAL & ELECTRONIC MACHINERY (12.1%)
    Agere Systems, Inc. (a)                                    46,900            266,860
    Analog Devices, Inc. (a)                                    7,400            328,486
    Lucent Technologies, Inc.                                 123,900            779,331
    Motorola, Inc.                                             17,400            261,348
    Nortel Networks Corporation                                14,500            108,750
                                                                          --------------
                                                                               1,744,775
 ENGINEERING, LAB & RESEARCH EQUIPMENT (0.6%)
    Raytheon Company                                            2,600             84,422

 INDUSTRIAL MACHINERY & EQUIPMENT (7.3%)
    Baker Hughes, Inc.                                         12,900            470,463
    Compaq Computer Corporation                                54,100            528,016
    E M C Corporation                                           4,000             53,760
                                                                          --------------
                                                                               1,052,239
 MISC. MANUFACTURING INDUSTRIES (1.2%)
    Mattel, Inc.                                               10,000            172,000
 MOTION PICTURES (2.3%)
    Walt Disney Company                                        16,500            341,880

 NATIONAL COMMERCIAL BANK (1.1%)
    FleetBoston Financial Corporation                           4,200            153,300

 OIL & GAS EXTRACTION (3.0%)
    Apache Corporation                                          1,650             82,302
    Devon Energy Corporation                                    2,000             77,300
    Halliburton Company                                        20,800            272,480
                                                                          --------------
                                                                                 432,082
 PAPER & ALLIED PRODUCTS (2.3%)
    International Paper Company                                 8,200            330,870

 PETROLEUM & COAL PRODUCTS (3.1%)
    Conoco, Inc.                                               15,600            441,480

 SECURITY & COMMODITY BROKERS (3.0%)
    Charles Schwab & Company                                   11,600            179,452
    Lehman Brothers Holdings, Inc.                              3,900            260,520
                                                                          --------------
                                                                                 439,972
 SERVICES-AUTO REPAIR GARAGES (2.1%)
    Ryder Systems, Inc.                                        13,500            299,025

 TOBACCO MANUFACTURERS OR CIGARETTES (3.3%)
    Philip Morris Companies, Inc.                              10,500            481,425

 TRANSPORTATION EQUIPMENT (0.5%)
    Rockwell International Corporation                          3,800             67,868
                                                                          --------------

 TOTAL COMMON STOCKS (COST $14,476,339 )                                      12,654,615

                                                          PRINCIPAL
 SHORT-TERM SECURITIES (12.4%)                              AMOUNT
                                                         -----------
 U.S. GOVERNMENT OBLIGATIONS (9.7%)
    U.S. Treasury Bills, 1.69%, due 01/10/2002              1,000,000            999,578
    U.S. Treasury Bills, 1.67%, due 03/14/2002                401,000            399,661
                                                                          --------------
                                                                               1,399,239

 REPURCHASE AGREEMENT (2.7%)
    State Street Bank, 0.65%, due 01/02/2002
    (Collateralized by U.S. Treasury Bill, 10.38%,
    due 11/15/2009, value $408,825)                           399,745            399,745
                                                                          --------------

 TOTAL SHORT-TERM SECURITIES (COST $1,798,984)                                 1,798,984
                                                                          --------------

 TOTAL INVESTMENTS (100.0%) (COST $16,275,323)                            $   14,453,599
                                                                          ==============

OTHER INFORMATION:

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 2001, aggregated $2,922,805 and $3,595,783, respectively. At December 31, 2001, net unrealized depreciation for tax purposes aggregated $1,821,724, of which $632,155 related to appreciated investments and $2,453,879 related to depreciated investments. The aggregate cost of securities was $16,275,323 for tax purposes.

SEE ACCOMPANYING NOTES.

(a)  Non-income producing.

                            Baron Small Cap Portfolio

                       Statement of Assets and Liabilities

                          December 31, 2001 (Unaudited)

ASSETS
   Investments in securities, at value (cost $6,545,628) - See accompanying schedule   $ 7,972,694
   Repurchase agreements                                                                 1,498,381
   Due from management company                                                               5,817
   Dividends and interest receivable                                                           820
                                                                                       -----------
     Total assets                                                                        9,477,712

LIABILITIES
   Accrued expenses                                                                         82,964
   Redemptions payable                                                                      47,581
                                                                                       -----------
     Total liabilities                                                                     130,545
                                                                                       -----------

NET ASSETS                                                                             $ 9,347,167
                                                                                       ===========

Net Assets consist of:
   Paid-in capital                                                                     $ 8,409,431
   Accumulated net realized loss on investments                                           (489,330)
   Net unrealized appreciation on investments                                            1,427,066
                                                                                       -----------

NET ASSETS, for 741,716 shares outstanding                                             $ 9,347,167
                                                                                       ===========

NET ASSET VALUE, offering and redemption price per share                               $     12.60
                                                                                       ===========

                             Statement of Operations
                 Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends                                                      $   3,925
   Interest                                                           7,317
                                                                  ---------
     Total investment income                                         11,242

EXPENSES
   Investment advisory and management fees                           37,048
   Custody and accounting fees                                       24,837
   Professional fees                                                 15,605
   Directors' fees and expenses                                       8,898
   Taxes and filing fees                                              3,559
   Insurance                                                          2,942
   Other expenses                                                     1,782
                                                                  ---------
     Total expenses                                                  94,671
     Less:  expense reimbursement                                   (39,920)
                                                                  ---------
     Total net expenses                                              54,751
                                                                  ---------
Net investment loss                                                 (43,509)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                (360,585)
   Net unrealized appreciation during the period on investments     576,358
                                                                  ---------
Net realized and unrealized gain on investments                     215,773
                                                                  ---------

Net increase in net assets resulting from operations              $ 172,264
                                                                  =========

SEE ACCOMPANYING NOTES.

                            Baron Small Cap Portfolio

                       Statements of Changes in Net Assets

                                                              SIX MONTHS
                                                                ENDED
                                                             DECEMBER 31,
                                                                2001        YEAR ENDED
                                                             (UNAUDITED)   JUNE 30, 2001
                                                            -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment loss                                      $   (43,509)   $   (18,473)
   Net realized gain (loss) on investments                     (360,585)        49,826
   Net unrealized appreciation during
     the period on investments                                  576,358        656,193
                                                            -------------  -------------
     Net increase in net assets resulting from operations       172,264        687,546

Distributions to shareholders from:
   Net investment income                                              -       (107,049)
                                                            -------------  -------------
     Total distributions to shareholders                              -       (107,049)

Capital share transactions:
   Proceeds from sales of shares                              6,042,044      1,420,667
   Proceeds from reinvested distributions                             -        107,049
   Cost of shares redeemed                                   (3,565,083)    (1,327,003)
                                                            -------------  -------------
     Net increase in net assets resulting
        from capital share transactions                       2,476,961        200,713
                                                            -------------  -------------
Total increase in net assets                                  2,649,225        781,210

NET ASSETS
Beginning of period                                           6,697,942      5,916,732
                                                            -------------  -------------
End of period                                               $ 9,347,167    $ 6,697,942
                                                            =============  =============

OTHER INFORMATION
Shares:
   Sold                                                         530,408        118,014
   Issued through reinvestment of distributions                       -          9,022
   Redeemed                                                    (308,099)      (115,853)
                                                            -------------  -------------
     Net increase                                               222,309         11,183
                                                            =============  =============

SEE ACCOMPANYING NOTES.

                            Baron Small Cap Portfolio

                              Financial Highlights

                                                 SIX MONTHS
                                                   ENDED
                                                DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                    2001       --------------------------------------------------------------
                                                (UNAUDITED)     2001 (a)     2000 (b)       1999         1998         1997
                                                ------------   ----------   ----------   ----------   ----------   ----------
SELECTED PER-SHARE DATA
Net asset value, beginning
  of period                                     $      12.90   $    11.64   $    12.17   $    17.58   $    14.85   $    13.61
Income (loss) from investment operations:
  Net investment income (loss)                         (0.05)       (0.03)        0.21         0.10         0.04         0.16
  Net realized and unrealized
    gain (loss) on investments                         (0.25)        1.51        (0.64)       (1.80)        3.48         2.41
                                                ------------   ----------   ----------   ----------   ----------   ----------
  Total from investment operations                     (0.30)        1.48        (0.43)       (1.70)        3.52         2.57

Less distributions:
  From net investment income                               -        (0.22)       (0.10)       (0.04)       (0.14)       (0.14)
  From net realized gain                                   -            -            -        (3.67)       (0.65)       (1.19)
                                                ------------   ----------   ----------   ----------   ----------   ----------
  Total distributions                                      -        (0.22)       (0.10)       (3.71)       (0.79)       (1.33)
                                                ------------   ----------   ----------   ----------   ----------   ----------

Net asset value, end of period                  $      12.60   $    12.90   $    11.64   $    12.17   $    17.58   $    14.85
                                                ============   ==========   ==========   ==========   ==========   ==========

TOTAL RETURN                                     (2.29%) (c)        12.83%       (3.52%)      (9.24%)      23.72%       20.37%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)                                $      9,347   $    6,698   $    5,917   $   10,994   $   14,688   $   11,161
Ratio of expenses to average
  net assets                                       1.55% (d)         1.55%        1.55%        1.54%        1.52%        1.55%
Ratio of expenses to average net
  asset before voluntary
  expense reimbursement                            2.68% (d)         3.10%        2.25%        1.64%        1.56%        1.82%
Ratio of net investment income (loss)
  to average net assets                          (1.23%) (d)        (0.33%)       1.33%        0.71%        0.26%        0.97%
Ratio of net investment income (loss)
  to average net assets before
  voluntary expense reimbursement                (2.36%) (d)        (1.88%)       0.63%        0.61%        0.22%        0.70%
Portfolio turnover rate                               4% (c)          221%         224%          76%         113%          59%

(a) Effective November 1, 2000, BAMCO, Inc. replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio.

(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

(c)  Not annualized.

(d)  Annualized.


SEE ACCOMPANYING NOTES.

                            Baron Small Cap Portfolio
                             Schedule of Investments

                          December 31, 2001 (Unaudited)

                                                          NUMBER OF
                                                            SHARES       VALUE
                                                          ----------   ----------
COMMON STOCKS (84.2%)
AMUSEMENT & RECREATION (1.1%)
  Intrawest Corporation                                        6,200   $  108,500

BASIC CHEMICAL, PLASTICS & SYNTHETICS (1.7%)
  Charles River Laboratories International (a)                 4,700      157,356

BUSINESS SERVICES (4.5%)
  Catalina Marketing Corporation (a)                           4,000      138,800
  Heidrick & Struggles International, Inc. (a)                 1,600       29,055
  Smartforce Public Limited Company (a)                        7,000      173,565
  Sotheby's Holdings, Inc. (a)                                 5,000       83,050
                                                                       ----------
                                                                          424,470

CARE FACILITIES (3.7%)
  Manor Care, Inc. (a)                                        15,000      355,650

COMMUNICATION SERVICES (1.9%)
  Radio One, Inc.                                             10,000      182,725

DATA PROCESSING & PREPARATION (1.5%)
  Kronos, Inc. (a)                                             3,000      145,155

ELECTRICAL & ELECTRONIC MACHINERY (0.7%)
  American Tower Corporation (a)                               7,000       66,290

FOOD PRODUCTS (3.3%)
  California Pizza Kitchen, Inc. (a)                           5,500      135,878
  Krispy Kreme Doughnuts, Inc.                                 4,000      176,800
                                                                       ----------
                                                                          312,678

FURNITURE & FIXTURES (2.6%)
  Ethan Allen Interiors, Inc.                                  6,000      249,540

GENERAL MERCHANDISE STORES (2.9%)
  Dollar Tree Stores, Inc. (a)                                 9,000      278,235

GLASS CONTAINERS (1.6%)
  Libbey, Inc.                                                 4,500      146,925

GROCERIES GENERAL LINE (1.8%)
  Smart & Final, Inc. (a)                                     16,200      169,128

HOTELS OTHER LODGING PLACES (11.2%)
  Choice Hotels, Inc. (a)                                      8,800      194,920
  Extended Stay America, Inc. (a)                             16,000      262,400
  Four Seasons Hotels, Inc.                                    4,300      201,068
  Sun International Hotels Limited  (a)                       10,000      253,500
  Vail Resorts, Inc.                                           8,600      152,478
                                                                       ----------
                                                                        1,064,366

INFORMATION RETRIEVAL SERVICES (4.8%)
  Choicepoint, Inc.                                            9,000      456,210

INORGANIC CHEMICALS (2.1%)
  OM Group, Inc.                                               3,000      198,570

INSURANCE CARRIERS (2.2%)
  Trigon Healthcare, Inc. (a)                                  3,000      208,350

MEDICAL SERVICE PLANS (4.8%)
  AmSurg Corporation (a)                                       4,200      114,177
  Province Healthcare Company (a)                              5,000      154,300
  United Surgical Partners International, Inc. (a)             8,900      188,191
                                                                       ----------
                                                                          456,668

MISCELLANEOUS BUSINESS CREDIT INSTITUTION (1.3%)
  DVI, Inc. (a)                                                7,000      120,400

NATURAL GAS DISTRIBUTION (1.7%)
  Southern UN Company                                          8,400   $  158,424

NONDEPOSITORY INSTITUTIONS (0.5%)
  Medallion Financial Corporation                              6,500       51,643

OIL & GAS EXTRACTION (3.1%)
  Seacor Smit, Inc. (a)                                        4,000      185,600
  XTO Energy, Inc.                                             6,000      105,000
                                                                       ----------
                                                                          290,600

OIL FIELD EXPLORATION SERVICES (1.7%)
  Chiles Offshore, Inc. (a)                                    8,000      159,120

PERSONAL SERVICES (1.4%)
  Weight Watchers International, Inc. (a)                      3,800      128,516

PHARMACEUTICAL PREPARATIONS (1.5%)
  Cell Genesys, Inc. (a)                                       6,000      139,140

RADIO & TELEVISION BROADCASTING (5.2%)
  Cox Radio, Inc. (a)                                          5,500      140,140
  Hispanic Broadcasting Corporation (a)                        4,000      102,000
  Saga Communications (a)                                     12,000      248,400
                                                                       ----------
                                                                          490,540

RETAIL-APPAREL & ACCESSORIES (4.8%)
  Chicos FAS, Inc.                                             5,000      198,500
  Polo Ralph Lauren Corporation (a)                            9,500      254,220
                                                                       ----------
                                                                          452,720

SECURITY & COMMODITY BROKERS (1.0%)
  Waddell & Reed Financial, Inc.                               3,000       96,600

SERVICES-EDUCATIONAL (8.3%)
  Apollo Group, Inc. (a)                                      10,000      388,000
  Devry, Inc. (a)                                              8,200      233,290
  Edison Schools, Inc. (a)                                       900       17,685
  Education Management Corporation (a)                         4,000      145,000
                                                                       ----------
                                                                          783,975

THEATRICAL PRODUCTION (1.3%)
  Westwood One, Inc. (a)                                       4,000      120,200
                                                                       ----------

TOTAL COMMON STOCKS (COST $6,545,628)                                   7,972,694

SHORT-TERM SECURITIES (15.8%)                             Principal
REPURCHASE AGREEMENT (15.8%)                                Amount
                                                          ----------
  State Street Bank, 0.65%, due 01/02/2002
  (Collateralized by U.S. Treasury Bill, 6.88%,
  due 08/15/2025, value $1,533,273)                       $1,498,381    1,498,381
                                                                       ----------

TOTAL SHORT-TERM SECURITIES (COST $1,498,381)                           1,498,381
                                                                       ----------

TOTAL INVESTMENTS (100.0%) (COST $8,044,009)                           $9,471,075
                                                                       ==========


OTHER INFORMATION:

Cost of purchases and proceeds from sales of securities, excluding short- term securities, for the six months ended December 31, 2001, aggregated $2,468,043 and $330,037, respectively. At December 31, 2001, net unrealized appreciation for tax purposes aggregated $1,427,066, of which $1,586,746 related to appreciated investments and $159,680 related to depreciated investments. The cost of securities was $8,044,009 for tax purposes.


SEE ACCOMPANYING NOTES.

(a)  Non-income producing.

                             The Legends Fund, Inc.

                          Notes to Financial Statements

                          December 31, 2001 (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed on July 22, 1992. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company of the series type. The Fund currently consists of four investment portfolios (the "Portfolios"): Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value (formerly Scudder Kemper Value), Gabelli Large Cap Value (formerly Zweig Asset Allocation) and Baron Small Cap (formerly Zweig Equity (Small Cap)). Each Portfolio, in effect, represents a separate fund. The Fund is required to account for the assets of each Portfolio separately and to allocate general liabilities of the Fund to each Portfolio based on the relative net assets of each Portfolio.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter of shares of the Fund, which are distributed to variable annuity separate accounts of Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"), and to a variable universal life separate account of Columbus Life Insurance Company ("Columbus"). Touchstone Advisors, Inc. ("Touchstone Advisors"), registered with the Securities and Exchange Commission as an investment adviser, provides management services to the Fund pursuant to a management agreement (the "Management Agreement") effective March 3, 2000. The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Touchstone Securities, Touchstone Advisors, Integrity, National Integrity and Columbus.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current bid and asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

Short-term debt securities with maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the closing settlement price. Other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at fair value as determined in good faith by the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of the trade date. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities are amortized using the effective interest method. Realized gains and losses on sales of investments are determined on the basis of nearest average for all of the Portfolios except Gabelli Large Cap Value, which uses the first-in, first-out method.

FEDERAL INCOME TAX MATTERS

The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes its taxable net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required. As of December 31, 2001, the Baron Small Cap Portfolio had a capital loss carryforward of $88,373 and $40,171, which expires in 2007 and 2008, respectively, and the Third Avenue Value Portfolio had a capital loss carryforward of $719,419, which expires in 2008.

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually. Dividends and distributions are recorded on the ex- dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United

States. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for future transactions, post-October capital losses, and losses deferred due to wash sales.

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2001, there were no futures contracts held in the Portfolios.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Portfolios bear the market risk that arises from any changes in contract values.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with institutions that the Fund's investment manager, Touchstone Advisors, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The value of the securities transferred is monitored daily to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Fund under each repurchase agreement.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Touchstone Advisors, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers. Listed below are management and sub-advisory fees payable as a percentage of average daily net assets:

------------------------------------------------------------------------------------------------
PORTFOLIO                                              MANAGEMENT FEE         SUB-ADVISORY FEE
------------------------------------------------------------------------------------------------
Harris Bretall Sullivan & Smith Equity Growth              0.65%                  0.40%
Third Avenue Value                                         0.65%                  0.40%
Gabelli Large Cap Value                                    0.90%                  0.65%
Baron Small Cap                                            1.05%                  0.80%
------------------------------------------------------------------------------------------------

Under the Management Agreement, Touchstone Advisors provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Touchstone Advisors has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.50% of average daily net assets. Touchstone Advisors has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap Value placed a portion of its transactions with brokerage firms which may be considered affiliates of the Fund under the Investment Company Act. The commissions paid to these firms were approximately $40,199 in the aggregate during the six months ended December 31, 2001.

Certain officers and directors of the Fund are also officers of Touchstone Securities, Touchstone Advisors, Integrity and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3.   CAPITAL SHARES

At December 31, 2001, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At December 31, 2001, four classes of shares authorized by the Board of Directors were being offered as follows: 55,000,000 shares for each of the Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap Portfolios.

At December 31, 2001, Integrity, through its Separate Account I and Separate Account II, National Integrity, through its Separate Account I and Separate Account II, and Columbus, through its Separate Account I, were the record owners of all the outstanding shares of the Fund.

THIS SEMI-ANNUAL REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE DIRECTLY OR INDIRECTLY OF ANY INTEREST IN THE FUND. NO OFFERING IS MADE EXCEPT IN CONJUNCTION WITH A PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

       Principal offices located at:
[LOGO] 515 WEST MARKET STREET
       LOUISVILLE, KENTUCKY 40202                        Catalog# 001728(02/02)